Note 23 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending
2015	$6,490,055
2016	1,724,215
2017	154,104

Total	$8,368,374